SUBSEQUENT EVENTS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2012	Feb. 28, 2015	Mar. 04, 2015
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per share)	$ 0.08	$ 0.25
Subsequent event | Qihoo 360 Technology Co Ltd. | Maximum
SUBSEQUENT EVENTS
Registered capital of the newly established company			$ 5,000,000
Subsequent event | ADSs
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per share)				$ 0.16
Cash dividends to be paid				$ 9,983,000
Subsequent event | Ordinary shares
SUBSEQUENT EVENTS
Cash dividend declared (in dollars per share)				$ 0.08